Non-current assets - property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2025
Non-current assets - property, plant and equipment [Abstract]
Non-Current Assets - Property, Plant and Equipment
	31-Dec-25	30-Jun-25
	$'000	$'000

Leasehold improvements - at cost	88	-
Less: Accumulated depreciation	(3)	-
	85	-

Plant and equipment - at cost	626	606
Less: Accumulated depreciation	(376)	(317)
	250	289

	335	289

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period-end and previous financial year are set out below:
	Leasehold improvements	Plant and equipment	Total
	$'000	$'000	$'000

Balance at 1 July 2024	-	406	406
Depreciation expense	-	(117)	(117)

Balance at 30 June 2025	-	289	289
Additions	-	20	20
Transfers in/(out)	88	-	88
Depreciation expense	(3)	(59)	(62)

Balance at 31 December 2025	85	250	335